Commitments and Contingencies - Summary of Open Real Estate Purchase Transactions (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Real Estate Properties [Line Items]
Purchase price	$ 360,000	$ 2,120,000
Net escrow balance	80,000	400,476
Additional rents/fees incurred to extend closing date	22,308	9,808
Property 1 [Member]
Real Estate Properties [Line Items]
Purchase price	$ 360,000	$ 820,000
Closing date	Jul. 19, 2015	Mar. 31, 2015
Net escrow balance	$ 55,000	$ 55,000
Date escrow opened	Jun. 28, 2014	Jun. 28, 2014
Additional rents/fees incurred to extend closing date	$ 22,308	$ 9,808
Property 2 [Member]
Real Estate Properties [Line Items]
Purchase price	0	$ 1,300,000
Closing date		Mar. 30, 2015
Net escrow balance	$ 25,000	$ 50,000
Date escrow opened	Jul. 21, 2014	Oct. 17, 2014
Additional rents/fees incurred to extend closing date	$ 0
Property 3 [Member]
Real Estate Properties [Line Items]
Purchase price		$ 0
Net escrow balance		$ 265,400
Date escrow opened		Jul. 21, 2014
Additional rents/fees incurred to extend closing date		$ 0
Escrow deposits to be refunded [Member]
Real Estate Properties [Line Items]
Net escrow balance		$ 30,076